Deposits	12 Months Ended
Dec. 31, 2020
Deposits

(7) Deposits

Deposits as of December 31, 2020 and 2019 and related interest expense for the years ended December 31, 2020, 2019 and 2018 were as follows:

	2020	2019

	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$3,781,277	$2,815,835
Foreign	934,537	730,070
Total demand non-interest bearing	4,715,814	3,545,905
Savings and interest bearing demand
Domestic	2,919,314	2,477,668
Foreign	933,191	790,161
Total savings and interest bearing demand	3,852,505	3,267,829
Time, certificates of deposit $100,000 or more
Domestic	797,692	636,005
Foreign	822,387	827,031
Less than $100,000
Domestic	291,473	302,620
Foreign	241,989	246,644
Total time, certificates of deposit	2,153,541	2,012,300
Total deposits	$10,721,860	$8,826,034

	2020	2019	2018

	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$5,098	$13,462	$11,029
Foreign	1,260	2,917	1,735
Total savings and interest bearing demand	6,358	16,379	12,764
Time, certificates of deposit $100,000 or more
Domestic	8,827	7,804	4,741
Foreign	7,536	9,407	5,798
Less than $100,000
Domestic	1,781	2,232	1,589
Foreign	1,086	1,527	968
Total time, certificates of deposit	19,230	20,970	13,096
Total interest expense on deposits	$25,588	$37,349	$25,860

Scheduled maturities of time deposits as of December 31, 2020 were as follows:

Total
(in thousands)
2021	$1,971,433
2022	141,388
2023	28,781
2024	11,205
2025	681
Thereafter	53
Total	$2,153,541

Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2020, were as follows:

Total
(in thousands)
Due within 3 months or less	$606,807
Due after 3 months and within 6 months	385,859
Due after 6 months and within 12 months	498,626
Due after 12 months	129,792
$1,621,084

Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2020 and December 31, 2019 were $1,085,404 and $929,860, in thousands, respectively.